Finance lease liabilities - Additional Information (Details) $ in Thousands	1 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2024 USD ($)	Nov. 30, 2023 vessel TEU	Sep. 30, 2023 USD ($) vessel	Dec. 31, 2022 USD ($) TEU vessel	Dec. 31, 2023 USD ($)
Lessee, Lease, Description [Line Items]
Weighted average interest rate on obligations related to finance leases					7.30%
Vessels
Lessee, Lease, Description [Line Items]
Lease financing, number of vessels | vessel		1	4	4
Capacity of vessels purchased | TEU		14,000		10,000
Pre-determined purchase price per vessel			$ 52,690
Purchase commitment, remaining minimum amount				$ 225,117	$ 70,701
Unrecorded unconditional purchase obligation				$ 2,875	$ 4,242
Vessels | Forecast
Lessee, Lease, Description [Line Items]
Pre-determined purchase price per vessel	$ 61,600